Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 927	$ 586
Work-in-progress	160	73
Finished goods	442	560
Total inventory	$ 1,529	$ 1,219